UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-06554

            ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST, INC.
               (Exact name of registrant as specified in charter)

             1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                  Date of fiscal year end: September 30, 2005

                  Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Americas Government Income Trust
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                   Principal
                                                      Amount
                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------
GOVERNMENT/AGENCY
OBLIGATIONS - 109.3%

Brazil - 10.5%
Brazil Real Structured Product
     Zero Coupon, 9/20/07(a)               US$       139,046    $   33,955,256
Federal Republic of Brazil
     2.13%, 4/15/12(a)                                 3,101         2,958,194
     8.00%, 4/15/14(a)                                32,360        33,130,088
     9.25%, 10/22/10(a)                                  100           111,900
     10.50%, 7/14/14(a)                                2,520         2,989,980
     11.00%, 8/17/40(a)                               27,278        32,365,347
     11.50%, 3/12/08(a)                               50,675        59,492,450
     12.00%, 4/15/10(a)                                  625           773,125
     12.75%, 1/15/20(a)                                5,730         7,752,690
                                                                --------------

Total Brazilian Securities
     (cost $151,159,963)                                           173,529,030
                                                                --------------

Canada - 7.9%
Government of Canada
     4.00%, 12/01/31(a)                    CAD         5,756         6,679,622
     4.25%, 9/01/09(a)                                10,000         8,516,210
     4.25%, 12/01/21(a)                               16,753        18,535,431
     8.75%, 12/01/05(a)                               44,180        38,707,629
     10.25%, 3/15/14(a)                               42,710        51,705,017
Province of Ontario
     5.60%, 6/02/35(a)                                 6,882         5,994,548
                                                                --------------

Total Canadian Securities
     (cost $102,736,382)                                           130,138,457
                                                                --------------

Colombia - 2.0%
Republic of Colombia
     8.63%, 4/01/08(a)                     US$         3,000         3,300,000
     10.75%, 1/15/13(a)                                1,330         1,588,020
     11.75%, 3/01/10(a)                    CLP     6,027,000         2,626,132
     11.75%, 2/25/20(a)                    US$        20,000        25,680,000
                                                                --------------

Total Columbian Securities
     (cost $26,139,932)                                             33,194,152
                                                                --------------

El Salvador - 0.1%
Republic of El Salvador
     8.50%, 7/25/11(b)
     (cost $2,108,766)                                 1,950         2,242,500
                                                                --------------

Jamaica - 0.5%
Government of Jamaica
     11.75%, 5/15/11(a)                                4,060         4,790,800
Jamaica Real Structured Note
     8/16/05(a)                                        3,957         4,017,792
                                                                --------------

Total Jamaican Securities
     (cost $8,686,686)                                               8,808,592
                                                                --------------

                                                   Principal
                                                      Amount
                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------
Mexico - 28.8%
Banco Nacional de Comercio
     11.00%, 12/10/05(b)                   MXP        90,000    $     8,167,518
Mexican Bonos
     9.00%, 12/24/09(a)                            1,152,011       102,222,012
     9.00%, 12/20/12(a)                              929,250        80,065,287
Mexican Fixed Rate Bonds
     8.00%, 12/24/08(a)                            1,093,879        94,887,147
     8.00%, 12/19/13(a)                              616,926        49,405,106
     8.00%, 12/07/23(a)                            1,549,259       112,096,474
     9.00%, 12/27/07(a)                              321,298        29,022,508
                                                                --------------

Total Mexican Securities
     (cost $470,723,956)                                           475,866,052
                                                                --------------

Panama - 1.4%
Republic of Panama
     9.38%, 4/01/29(a)                     US$           616           723,800
     9.38%, 7/23/12(a)                                 7,000         8,295,000
     9.63%, 2/08/11(a)                                 1,885         2,219,587
     10.75%, 5/15/20(a)                                9,250        12,025,000
                                                                --------------

Total Panamanian Securities
     (cost $19,632,363)                                             23,263,387
                                                                --------------

Peru - 1.8%
Republic of Peru
     8.38%, 5/03/16(a)                                 3,900         4,368,000
     8.75%, 11/21/33(a)                                1,080         1,174,500
     9.13%, 2/21/12(a)                                 4,235         4,944,363
     9.88%, 2/06/15(a)                                15,376        18,989,360
                                                                --------------

Total Peruvian Securities
     (cost $24,435,818)                                             29,476,223
                                                                --------------

United States - 54.8%
Federal Home Loan Mortgage
     6.00%, 1/01/35                                  120,000       123,937,440
Federal National Mortgage
Association 30Year TBA
     6.00%, 1/01/35                                  135,000       139,556,250
U.S. Treasury Bonds
     8.75%, 5/15/17(a)                                50,000        70,060,550
     8.75%, 5/15/20(a)                                50,000        72,126,950
     9.13%, 5/15/18(a)                                50,000        72,722,650
     12.50%, 8/15/14(a)                               90,000       123,830,820
     13.25%, 5/15/14(a) (c)                           54,000        75,034,674
U.S. Treasury Strips
     8.00%, 11/15/21(a)                              350,000       150,423,000
     8.75%, 5/15/17(a)                               140,000        78,532,160
                                                                --------------

Total United States Securities
     (cost $858,154,356)                                           906,224,494
                                                                --------------

Uruguay - 0.8%
Republic of Uruguay
     7.50%, 3/15/15(a)                                 6,685         6,534,588
     17.75%, 2/04/06(a)                    UYP       147,100         6,197,642
                                                                --------------

Total Uruguayan Securities
     (cost $10,034,241)                                             12,732,230
                                                                --------------

                                                   Principal
                                                   Amount or
                                                 Contracts(d)
                                                        (000)     U.S. $ Value
-------------------------------------------------------------------------------
Venezuela - 0.7%
Republic of Venezuela
     2.63%, 4/20/11(a)                     US$         4,525    $    4,106,438
     5.38%, 8/07/10(a)                                   125           117,375
     8.50%, 10/08/14(a)                                3,550         3,763,000
     9.25%, 9/15/27(a)                                 4,120         4,346,600
                                                                --------------

Total Venezuelan Securities
     (cost $10,859,587)                                             12,333,413
                                                                --------------

Total Investments - 109.3%
     (cost $1,684,672,050)                                       1,807,808,530
Other assets less liabilities - (9.3%)                            (154,114,037)
                                                                --------------

NET ASSETS - 100%                                               $1,653,694,493
                                                                --------------

CALL OPTIONS WRITTEN (see Note D)
Federal Republic of Brazil '40
   expiring Jan '05 @ $117.65                          1,700           (27,370)
Federal Republic of Brazil '40
   expiring Jan '05 @ $118.75                            700            (8,680)
Federal Republic of Brazil '40
   expiring Jan '05 @ $118.50                          1,400           (18,620)
Federal Republic of Brazil '40
   expiring Jan '05 @ $118.15                          3,600           (46,800)
                                                                --------------

Total Call Options Written
   (premiums received $107,775)                                       (101,470)
                                                                --------------

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                   U.S. $           U.S. $
                                 Contract        Value on          Value at          Unrealized
                                  Amount        Origination       December 31,      Appreciation/
                                   (ooo)            Date             2004          (Depreciation)
-------------------------------------------------------------------------------------------------
         Buy Contract
Canadian Dollar,
    settling 02/09/05             173,202      $ 140,908,274     $ 143,947,851      $ 3,039,577
         Sale Contracts
Canadian Dollar,
    settling 02/09/05             209,826        172,410,493       174,386,472       (1,975,979)
Mexican Peso
    settling
    1/18/05-1/21/05             3,622,555        316,544,391       323,748,919       (7,204,528)

FINANCIAL FUTURES CONTRACT SOLD

                                  Number       Expiration      Original         U.S. $ Value at       Unrealized
              Type               Contracts       Month           Value         December 31, 2004     Depreciation
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note March
    10 Yr Futures                  1,636          2005      $ 181,199,777        $ 183,129,750       $(1,929,973)

CREDIT DEFAULT SWAP CONTRACTS

            Swap
        Counterparty       Notional                                Unrealized
        & Referenced        Amount     Interest    Termination    Appreciation/
         Obligation          (000)       Rate          Date       (Depreciation)
--------------------------------------------------------------------------------
Buy Contract
Citigroup Global
    Markets, Ltd.
    Republic of
    Colombia
    8.375%, 2/15/27         1,700       3.02%        1/20/10        $ (12,136)

Sell Contracts
Citigroup Global
    Markets, Ltd.
    Republic of
    Colombia
    8.375%, 2/15/27         3,350       1.13%        1/20/07           (4,737)

Citigroup Global
    Markets, Ltd.
    Federal Republic
    of Brazil
    12.25%, 3/06/30         2,525       4.40%        5/20/06          196,866

Morgan Stanley Capital
    Services, Inc.
    Federal Republic
    of Brazil
    12.25%, 3/06/30         1,940       3.80%        8/20/06          114,902

(a) Positions, or a portion thereof, with an aggregate market value of $1,030,920,045 have been segregated to collateralize forward exchange currency contracts.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 these securities amounted to $10,410,018 or 0.6% of net assets.
(c) Positions, or a portion thereof, with an aggregate market value of $2,292,675 has been segregated to collateralize margin requirements for the open futures contracts.
(d)   One contract relates to principal amount of $1.

      Glossary:

      TBA - (To Be Assigned)- Security is purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

      Currency Abbreviations:

      CAD- Canadian Dollar
      CLP- Colombian Peso
      MXP- Mexican Peso
      US$- United States Dollar
      UYP- Uruguayan Peso

ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST
SECURITY TYPE BREAKDOWN
December 31, 2004 (unaudited)

Sovereign                                                                  49.6%
Treasury                                                                   35.5%
U.S. Government and
    Sponsored Agency
    Obligations                                                            14.6%
Brady Bonds                                                                 0.3%
                                                                         -------
Total Investments                                                         100.0%
                                                                         =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Americas Government Income Trust, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005